Average Annual Total Returns - MetLife MSCI EAFE® Index Portfolio	Apr. 30, 2021
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Class A
Average Annual Return:
1 Year	7.85%
5 Years	7.46%
10 Years	5.33%
Class B
Average Annual Return:
1 Year	7.58%
5 Years	7.17%
10 Years	5.07%
Class E
Average Annual Return:
1 Year	7.71%
5 Years	7.29%
10 Years	5.18%
Class G
Average Annual Return:
1 Year	7.52%
5 Years	7.14%
10 Years	5.02%